Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (7,652,100)	$ (279,521)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized loss on marketable securities	4,673
Depreciation and amortization	70,279	17,670
Provision for bad debt	303,879
Stock based compensation expense	3,414,440
Gain on debt forgiveness	(290,520)
Changes in assets and liabilities:
Accounts receivable	(1,415,657)	(196,750)
Inventory	(3,198,877)
Inventory deposits	(4,503,079)
Prepaid expenses	693,375
Other non-current assets	123,343
Accounts payable	(235,306)	80,454
Accrued liabilities	(10,229)	1,904,480
Other non-current liabilities	(240,976)
Net cash (used in), provided by operating activities	(12,936,755)	1,526,333
Cash flows from investing activities:
Purchase of property and equipment, net	(27,958)	(73,091)
Investment in marketable securities	(16,233,213)
Sale of marketable securities	8,210,000
Cash acquired in merger	3,373,332
Net cash (used in) investing activities	(4,677,839)	(73,091)
Cash flows from financing activities:
Proceeds from issuance of common stock	21,107,410
Payments for deferred offering costs	(188,015)
Principal advances from (repayments on) debt	(328,408)	152,835
Net cash provided by financing activities	20,590,987	152,835
Net change in cash, restricted cash, and cash equivalents	2,976,393	1,606,077
Cash, restricted cash, and cash equivalents at the beginning of the period	1,930,132	324,055
Cash and cash equivalents at the end of the period	4,906,525	1,930,132	$ 324,055
Supplemental cash flow disclosures:
Cash paid for interest expense	7,705
Cash paid for income taxes	2,400
ADOMANI, INC. [Member]
Cash flows from operating activities:
Net loss		(4,386,000)	(5,153,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		44,000	48,000
Provision for bad debt		338,000	274,000
Stock based compensation expense		347,000	769,000
Amortization of right of use assets		198,000	0
Common stock issued for services		76,000	55,000
Loss on write-down of property and equipment		0	7,000
Changes in assets and liabilities:
Accounts receivable		648,000	335,000
Notes receivable		(15,000)	(27,000)
Inventory		140,000	(494,000)
Prepaid expenses		114,000	(95,000)
Other current assets		25,000	(44,000)
Other non-current assets		(199,000)	58,000
Accounts payable		(409,000)	76,000
Accrued liabilities		248,000	(320,000)
Other non-current liabilities		(130,000)	(71,000)
Net cash (used in), provided by operating activities		(2,961,000)	(4,582,000)
Cash flows from investing activities:
Purchase of property and equipment, net		(12,000)	(13,000)
Proceeds from sale of marketable securities		2,770,000	1,179,000
Investment in marketable securities		0	(38,000)
Net cash (used in) investing activities		2,758,000	1,128,000
Cash flows from financing activities:
Proceeds from issuance of common stock		5,425,000	0
Payments for deferred offering costs		(109,000)	0
Advances on line of credit		150,000	5,850,000
Principal repayments on line of credit		(5,970,000)	(1,730,000)
Proceeds from third party notes		738,000	0
Payments on third party notes		(738,000)	0
Proceeds from exercise of stock options		0	7,000
Proceeds from SBA loans		411,000	0
Net cash provided by financing activities		(93,000)	4,127,000
Net change in cash, restricted cash, and cash equivalents		(296,000)	673,000
Cash, restricted cash, and cash equivalents at the beginning of the period	$ 4,136,000	4,432,000	3,759,000
Cash and cash equivalents at the end of the period		4,136,000	4,432,000
Supplemental cash flow disclosures:
Cash paid for interest expense		141,000	146,000
Cash paid for income taxes		0	0
Non-cash transactions:
Other non-current asset reclassified to property & equipment		0	7,000
Assets received offsetting notes receivable		22,000	0
Equipment transferred against note receivable		$ 0	$ 2,000